Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 100.16%
Arizona: 7.47%
Education revenue: 3.79%
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00%	7-1-2027	$ 60,000	$ 71,233
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2028	60,000	72,419
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2029	65,000	79,661
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2030	65,000	80,590
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2031	70,000	88,089
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2032	325,000	407,116
Arizona IDA Education Revenue Refunding Bond Doral Academy Northern Nevada 144A	4.00	7-15-2027	125,000	139,885
				938,993
Health revenue: 3.68%
Arizona IDA Hospital Revenue Phoenix Childrens Hospital Series A %%	5.00	2-1-2024	300,000	330,786
Maricopa County AZ IDA Honorhealth Project Series A	4.00	9-1-2051	500,000	579,197
				909,983
				1,848,976
California: 4.08%
GO revenue: 1.25%
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	300,000	310,331
Utilities revenue: 2.83%
California Community Choice Financing Authority Clean Energy Project Revenue Sifma Index Series B-2 Green Buildings (SIFMA Municipal Swap +0.45%) ±	0.47	2-1-2052	700,000	700,006
				1,010,337
Colorado: 0.56%
Education revenue: 0.56%
Colorado ECFA Revenue Charter School New Summit Charter 144A	4.00	7-1-2031	125,000	138,662
Connecticut: 4.82%
Education revenue: 0.63%
Connecticut HEFA Trinity College Series S	5.00	6-1-2029	120,000	154,396
Health revenue: 4.19%
Connecticut HEFA Revenue Hartford Healthcare Series A	5.00	7-1-2025	725,000	846,281
Connecticut HEFA Revenue Stamford Hospital Series M %%	5.00	7-1-2024	175,000	191,159
				1,037,440
				1,191,836
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series SM  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 4.21%
Education revenue: 0.53%
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00%	6-30-2056	$ 125,000	$ 131,711
Health revenue: 3.68%
Florida Development Finance Corporation Healthcare Facilities Revenue Lakeland Regional Health System	5.00	11-15-2026	750,000	910,544
				1,042,255
Georgia: 1.46%
Education revenue: 1.01%
Georgia Private College & University Authority Mercer University Project	5.00	10-1-2028	200,000	250,611
Utilities revenue: 0.45%
Municipal Electric Authority Georgia Plant Vogtle Units 3 and 4 Project	5.00	1-1-2024	100,000	109,841
				360,452
Illinois: 4.49%
Education revenue: 1.26%
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2035	125,000	139,728
Illinois Finance Authority Revenue Learn Charter School Project	4.00	11-1-2027	150,000	171,678
				311,406
Miscellaneous revenue: 3.23%
Chicago IL Transit Authority Federal Transit Administration Capital Grant Receipts	5.00	6-1-2029	625,000	799,918
				1,111,324
Indiana: 1.68%
Water & sewer revenue: 1.68%
Indiana Finance Authority Wastewater Utility Revenue First Lien Clear Water Act Authority Project Series A	5.00	10-1-2023	380,000	415,811
Kentucky: 1.16%
Health revenue: 1.16%
Hazard KY Appalachian Regional Healthcare	4.00	7-1-2051	250,000	287,772
Louisiana: 2.62%
Education revenue: 2.62%
Louisiana Public Facilities Authority Refunding Bonds Loyola University Project	4.00	10-1-2051	575,000	648,520
Maryland: 1.14%
Education revenue: 1.14%
Prince Georges County MD Chesapeake Lighthouse Charter 144A	6.50	8-1-2035	250,000	282,603
See accompanying notes to portfolio of investments

2  |  Wells Fargo Managed Account CoreBuilder Shares - Series SM

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.65%
Education revenue: 0.65%
Massachusetts Development Finance Agency Revenue Simmons Collateral Series H (AGC Insured)	5.25%	10-1-2033	$ 125,000	$ 162,151
Michigan: 6.92%
Education revenue: 2.54%
Central Michigan University Revenues General	5.00	10-1-2026	175,000	211,178
Universal Academy Michigan Public School Academy Revenue Refunding Bond	2.00	12-1-2026	425,000	419,030
				630,208
GO revenue: 4.38%
Redford MI Union School District # 1 Series 1 (Qualified School Board Loan Fund Insured)	5.00	11-1-2029	845,000	1,083,546
				1,713,754
Mississippi: 2.09%
Miscellaneous revenue: 2.09%
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2022	200,000	206,794
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2023	285,000	310,301
				517,095
Missouri: 0.69%
Health revenue: 0.69%
Missouri HEFA Health Facilities Revenue Lake Regional Health System	5.00	2-15-2025	150,000	171,962
New Hampshire: 2.55%
Health revenue: 2.55%
New Hampshire HEFA Concord Hospital Project Series A	5.00	10-1-2028	500,000	630,348
New Jersey: 4.27%
Miscellaneous revenue: 3.59%
New Jersey EDA School Facilities Construction Series Q	4.00	6-15-2034	750,000	886,928
Transportation revenue: 0.68%
New Jersey Transportation Trust Fund Capital Appreciation Transportation System Series A ¤	0.00	12-15-2032	215,000	168,918
				1,055,846
New York: 9.74%
Education revenue: 5.53%
Build New York City Resource Corporation Academic Leadership Charter Project	4.00	6-15-2036	400,000	450,747
Build New York City Resource Corporation New World Preparatory Charter School Project	4.00	6-15-2031	300,000	332,163
New York Dormitory Authority Revenues Non Fordham University Series A	5.00	7-1-2041	285,000	335,767
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series SM  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00%	9-1-2040	$ 100,000	$ 125,565
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00	9-1-2041	100,000	125,201
				1,369,443
Transportation revenue: 2.25%
Metropolitan Transportation Authority New York Revenue Transportation Climate Bond Certified	4.00	11-15-2047	500,000	556,466
Water & sewer revenue: 1.96%
Buffalo NY Sewer Authority Green Bonds (BAM Insured)	5.00	6-15-2031	175,000	218,613
Western Nassau County NY Water Authority Series A Green Bonds	4.00	4-1-2041	225,000	266,273
				484,886
				2,410,795
North Carolina: 3.79%
Education revenue: 1.73%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bond Campbell University Series A	5.00	10-1-2027	350,000	427,992
Miscellaneous revenue: 2.06%
Fayetteville NC State University Revenue Refunding Bond Limited Obligation Student Housing Project (AGM Insured) 144A	5.00	4-1-2025	445,000	510,800
				938,792
North Dakota: 2.38%
Health revenue: 1.24%
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2024	270,000	307,246
Miscellaneous revenue: 1.14%
University North Dakota Certificates Participation Housing Infrastructure Project Series A (AGM Insured)	5.00	6-1-2024	250,000	280,654
				587,900
Ohio: 2.14%
Education revenue: 1.33%
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00	12-1-2022	100,000	105,424
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00	12-1-2023	100,000	109,766
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00	12-1-2024	100,000	113,727
				328,917
See accompanying notes to portfolio of investments

4  |  Wells Fargo Managed Account CoreBuilder Shares - Series SM

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.81%
Columbus OH Metropolitan Housing Authority General Revenue ##	1.00%	8-1-2024	$ 200,000	$ 201,028
				529,945
Oklahoma: 3.38%
Transportation revenue: 3.38%
Oklahoma Turnpike Authority Turnpike Revenue Second Series C	5.00	1-1-2047	705,000	835,539
Pennsylvania: 18.24%
Education revenue: 4.45%
Montgomery County PA IDA Revenue School Germantown Academy Project	4.00	10-1-2046	400,000	455,886
Pennsylvania Higher Educational Facilities Authority Widener University Series A	4.00	7-15-2046	100,000	113,800
Pennsylvania Higher Educational Refunding Bond Drexel University	5.00	5-1-2026	445,000	530,294
				1,099,980
GO revenue: 4.35%
Philadelphia PA Series A	5.00	5-1-2023	1,000,000	1,075,539
Health revenue: 3.31%
Lehigh County PA General Purpose Authority Revenues Good Shepherd Group Series A	4.00	11-1-2027	700,000	819,786
Transportation revenue: 3.92%
Pennsylvania Trunpike Commission Subordinated Bonds	5.00	6-1-2028	275,000	322,968
Pennsylvania Trunpike Commission Subordinated Bonds Series B-1	5.00	6-1-2030	535,000	648,263
				971,231
Water & sewer revenue: 2.21%
Philadelphia PA Water and Wastewater Revenue Bonds Series C %%	5.00	10-1-2023	500,000	547,237
				4,513,773
Rhode Island: 3.05%
Education revenue: 3.05%
Rhode Island HEFA Building Corporation Providence College Project Series A	4.00	11-1-2050	645,000	754,254
Texas: 2.95%
Education revenue: 2.00%
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2025	440,000	495,388
Water & sewer revenue: 0.95%
Upper Trinity Regional Water District Regional Treated Water Supply Project (BAM Insured)	4.00	8-1-2038	200,000	235,906
				731,294
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series SM  |  5

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 1.67%
Housing revenue: 0.66%
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	3.00%	10-1-2025	$ 150,000	$ 162,443
Utilities revenue: 1.01%
Seattle WA Municipal Light and Power Revenue Refunding Bond Series B SIFMA Index (SIFMA Municipal Swap +0.25%) ø±	0.27	5-1-2045	250,000	250,000
				412,443
Wisconsin: 1.96%
Education revenue: 0.88%
Wisconsin PFA Education Revenue Coral Academy Science	4.00	7-1-2024	100,000	107,871
Wisconsin PFA Education Revenue Coral Academy Science	4.00	7-1-2025	100,000	110,009
				217,880
Health revenue: 1.08%
Wisconsin PFA Hospital Revenue Carson Valley Medical Center Series A	3.00	12-1-2026	250,000	267,376
				485,256
Total Municipal obligations (Cost $25,045,167)				24,789,695

		Yield	Shares
Short-term investments: 3.56%
Investment companies: 3.56%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	880,583	881,023
Total Short-term investments (Cost $881,023)				881,023
Total investments in securities (Cost $25,926,190)	103.72%			25,670,718
Other assets and liabilities, net	(3.72)			(921,587)
Total net assets	100.00%			$24,749,131

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

6  |  Wells Fargo Managed Account CoreBuilder Shares - Series SM

Portfolio of investments—September 30, 2021 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$0	$36,487,261	$(35,606,246)	$8	$0	$881,023	880,583	$19
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series SM  |  7

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$24,789,695	$0	$24,789,695
Short-term investments
Investment companies	881,023	0	0	881,023
Total assets	$881,023	$24,789,695	$0	$25,670,718
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

8  |  Wells Fargo Managed Account CoreBuilder Shares - Series SM

Notes to portfolio of investments—September 30, 2021 (unaudited)

For the period from May 26, 2021 (commencement of operations) to September 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Managed Account CoreBuilder Shares - Series SM  |  9